Vanguard ESG U.S. Corporate Bond ETF Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard ESG U.S. Corporate Bond ETF - ETF Shares	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.12%